Comprehensive Income Information - Schedule Changes in Accumulated Other Compressive Income (Loss) by Component (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 2,867	$ 11,729	$ 11,666	$ 11,742	$ 11,742	$ 12,059	$ 12,714
Other comprehensive income (loss), before tax:
Total other comprehensive income (loss), net of tax	178	(134)	104	(44)	124	(297)	(270)
Ending balance	3,192	11,582	3,192	11,582	11,666	11,742	12,059
Cumulative Translation Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(432)	(414)	(347)	(504)	(504)	(173)	107
Other comprehensive income (loss), before tax:
Amounts before reclassifications	179	(134)	56	(44)	157	(331)	(280)
Amounts reclassified out	0	0	38	0	0	0	0
Total other comprehensive income (loss), before tax	179	(134)	94	(44)	157	(331)	(280)
Tax effect	0	0	0	0	0	0	0
Total other comprehensive income (loss), net of tax	179	(134)	94	(44)	157	(331)	(280)
Transfers from 3M, net of tax	0	0	0	0	0	36
Ending balance	(253)	(548)	(253)	(548)	(347)	(504)	(173)
Defined Benefit Pension
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(512)	7	10	7	7	(27)	(37)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	0	0	0	0	(50)	45	10
Amounts reclassified out	13	0	26	0	0	2	3
Total other comprehensive income (loss), before tax	13	0	26	0	(50)	47	13
Tax effect	(3)	0	(6)	0	17	(13)	(3)
Total other comprehensive income (loss), net of tax	10	0	20	0	(33)	34	10
Transfers from 3M, net of tax	0	0	(532)	0
Ending balance	(502)	7	(502)	7	10	7	(27)
Cash Flow Hedging
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	1		0
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(15)		(13)
Amounts reclassified out	0		0
Total other comprehensive income (loss), before tax	(15)		(13)
Tax effect	4		3
Total other comprehensive income (loss), net of tax	(11)		(10)
Transfers from 3M, net of tax	0		0
Ending balance	(10)		(10)		0
Total Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(943)	(407)	(337)	(497)	(497)	(200)	70
Other comprehensive income (loss), before tax:
Amounts before reclassifications	164	(134)	43	(44)	107	(286)	(270)
Amounts reclassified out	13	0	64	0	0	2	3
Total other comprehensive income (loss), before tax	177	(134)	107	(44)	107	(284)	(267)
Tax effect	1	0	(3)	0	17	(13)	(3)
Total other comprehensive income (loss), net of tax	178	(134)	104	(44)	124	(297)	(270)
Transfers from 3M, net of tax	0	0	(532)	0	36
Ending balance	$ (765)	$ (541)	$ (765)	$ (541)	$ (337)	$ (497)	$ (200)